Schedule I - Condensed Financial Information (Parent Company) (Schedule I - Supplemental Cash Flow Information) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Cash payments (receipts) related to:
Interest paid	[1]	$ 1,826		$ 1,632		$ 3,388
Income taxes		(53)		(55)		(65)
Reorganization items		419	[2]	146	[2]	0
Noncash investing and financing activities:
Debt exchange and extension transactions		0		(85)	[3]	(326)	[3]
Principal amount of toggle notes issued in lieu of cash		0		0		173
Parent Company [Member]
Cash payments (receipts) related to:
Interest paid		0		30		525
Income taxes		(134)		(243)		(224)
Reorganization items		$ 68		$ 14		$ 0

[1]	Net of amounts received under interest rate swap agreements. For the years ended December 31, 2015 and 2014, this amount also includes amounts paid for adequate protection.
[2]	Represents cash payments for legal and other consulting services.
[3]	For the year ended December 31, 2014, represents $1.836 billion principal amount of loans issued under the EFIH DIP Facility in excess of $1.673 billion principal amount of EFIH First Lien Notes exchanged and $78 million of related accrued interest (see Note 12). For the year ended December 31, 2013, represents $340 million principal amount of term loans issued under the TCEH Term Loan Facilities in consideration of extension of maturity of the facilities, $1.302 billion principal amount of EFIH debt issued in exchange for $1.310 billion principal amount of EFH Corp. and EFIH debt and $89 million principal amount of EFIH debt issued in exchange for $95 million principal amount of EFH Corp. debt.